Income Taxes Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Unrecognized Tax Benefits, beginning of period	$ 673	$ 0
Increase Resulting from Prior Period Tax Positions	0	673
Unrecognized Tax Benefits, end of period	673	673
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	500
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	0	0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	$ 0	$ 0